SCHEDULE OF OTHER LIABILITY (Details) - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Payables and Accruals [Abstract]
Statutory reserve	[1]	$ 7,112
Other current liability		300,000
Operating lease liability – non-current		191,314
Total		$ 498,426

[1]	The statutory reserve is a gratuity reserve for employees in our subsidiaries in India.